March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Energy and Resources Trust (BGR)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Energy Equipment & Services — 4.5%
Archrock, Inc.	102,857	$ 2,698,968
Kodiak Gas Services, Inc.	64,792	2,416,742
TechnipFMC PLC	266,445	8,443,642
Tenaris SA	165,707	3,242,676
		16,802,028
Oil, Gas & Consumable Fuels — 93.6%
ARC Resources Ltd.	225,255	4,528,423
BP PLC	2,812,861	15,784,228
Cameco Corp.	108,203	4,454,290
Canadian Natural Resources Ltd.	483,901	14,889,779
Cheniere Energy, Inc.	54,386	12,584,920
Chevron Corp.	243,656	40,761,212
ConocoPhillips(a)	172,035	18,067,076
EOG Resources, Inc.(a)	113,665	14,576,400
EQT Corp.	146,122	7,807,298
Exxon Mobil Corp.(a)	622,496	74,033,449
Gazprom PJSC(b)(c)	879,200	104
Gaztransport Et Technigaz SA	16,973	2,573,686
Hess Corp.	70,327	11,233,332
Kosmos Energy Ltd.(c)	873,980	1,992,674
Pembina Pipeline Corp.	221,522	8,860,572
Permian Resources Corp.	606,278	8,396,950
Shell PLC, ADR	503,725	36,912,968
Suncor Energy, Inc.	356,920	13,819,938
Targa Resources Corp.	64,287	12,887,615
TotalEnergies SE	229,008	14,755,656
Tourmaline Oil Corp.	104,179	5,024,164
Valero Energy Corp.	62,478	8,251,469
Williams Cos., Inc.	262,148	15,665,965
		347,862,168
Total Long-Term Investments — 98.1% (Cost: $243,701,524)		364,664,196
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(d)(e)	11,743,992	$ 11,743,992
Total Short-Term Securities — 3.2% (Cost: $11,743,992)		11,743,992
Total Investments Before Options Written — 101.3% (Cost: $255,445,516)		376,408,188
Options Written — (1.3)% (Premiums Received: $(2,570,367))		(4,519,773)
Total Investments, Net of Options Written — 100.0% (Cost: $252,875,149)		371,888,415
Liabilities in Excess of Other Assets — 0.0%		(82,510)
Net Assets — 100.0%		$ 371,805,905

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,583,996	$ 4,159,996 (a)	$ —	$ —	$ —	$ 11,743,992	11,743,992	$ 66,605	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Chevron Corp.	108	04/04/25	USD	162.50	USD	1,807	$ (61,290)
ConocoPhillips	134	04/04/25	USD	104.00	USD	1,407	(35,309)
EOG Resources, Inc.	101	04/04/25	USD	128.00	USD	1,295	(18,938)
EQT Corp.	179	04/04/25	USD	52.00	USD	956	(33,294)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Valero Energy Corp.	105	04/04/25	USD	135.00	USD	1,387	$ (11,340)
Williams Cos., Inc.	430	04/04/25	USD	59.00	USD	2,570	(54,825)
ARC Resources Ltd.	1,032	04/11/25	CAD	28.00	CAD	2,986	(85,698)
EQT Corp.	178	04/11/25	USD	52.00	USD	951	(42,275)
Hess Corp.	181	04/11/25	USD	150.00	USD	2,891	(187,335)
Shell PLC, ADR	226	04/11/25	USD	69.00	USD	1,656	(103,960)
Williams Cos., Inc.	454	04/11/25	USD	57.00	USD	2,713	(145,280)
Archrock, Inc.	175	04/17/25	USD	29.84	USD	459	(1,697)
Canadian Natural Resources Ltd.	466	04/17/25	CAD	45.00	CAD	2,063	(20,401)
Cheniere Energy, Inc.	69	04/17/25	USD	240.00	USD	1,597	(27,945)
Chevron Corp.	521	04/17/25	USD	160.00	USD	8,716	(418,102)
ConocoPhillips	400	04/17/25	USD	100.00	USD	4,201	(238,000)
Exxon Mobil Corp.	510	04/17/25	USD	115.00	USD	6,065	(260,100)
Hess Corp.	25	04/17/25	USD	160.00	USD	399	(6,500)
Kodiak Gas Services, Inc.	219	04/17/25	USD	47.50	USD	817	(29,565)
Permian Resources Corp.	694	04/17/25	USD	15.00	USD	961	(8,675)
Suncor Energy, Inc.	223	04/17/25	CAD	58.00	CAD	1,243	(4,107)
Targa Resources Corp.	92	04/17/25	USD	210.00	USD	1,844	(23,920)
TechnipFMC PLC	144	04/17/25	USD	33.00	USD	456	(6,480)
TechnipFMC PLC	400	04/17/25	USD	29.00	USD	1,268	(117,000)
Tourmaline Oil Corp.	171	04/17/25	CAD	72.00	CAD	1,187	(6,773)
Valero Energy Corp.	105	04/17/25	USD	135.00	USD	1,387	(29,242)
Canadian Natural Resources Ltd.	300	04/25/25	CAD	44.50	CAD	1,328	(21,889)
Exxon Mobil Corp.	220	04/25/25	USD	118.00	USD	2,616	(77,000)
Shell PLC, ADR	265	04/25/25	USD	69.00	USD	1,942	(127,200)
Suncor Energy, Inc.	223	04/25/25	CAD	56.00	CAD	1,243	(17,821)
Tourmaline Oil Corp.	171	04/25/25	CAD	71.00	CAD	1,187	(14,022)
Canadian Natural Resources Ltd.	466	05/02/25	CAD	45.50	CAD	2,063	(24,287)
Chevron Corp.	175	05/02/25	USD	167.50	USD	2,928	(77,000)
ConocoPhillips	33	05/02/25	USD	108.00	USD	347	(6,815)
EOG Resources, Inc.	274	05/02/25	USD	132.00	USD	3,514	(72,610)
EQT Corp.	125	05/02/25	USD	58.00	USD	668	(11,063)
Exxon Mobil Corp.	283	05/02/25	USD	115.00	USD	3,366	(180,412)
Exxon Mobil Corp.	362	05/02/25	USD	119.00	USD	4,305	(136,655)
Hess Corp.	26	05/02/25	USD	162.50	USD	415	(7,150)
Shell PLC, ADR	426	05/02/25	USD	69.00	USD	3,122	(210,870)
Shell PLC, ADR	499	05/02/25	USD	72.00	USD	3,657	(133,482)
Suncor Energy, Inc.	269	05/02/25	CAD	55.00	CAD	1,499	(36,077)
Suncor Energy, Inc.	231	05/02/25	CAD	57.00	CAD	1,287	(14,287)
Archrock, Inc.	164	05/16/25	USD	27.51	USD	430	(13,744)
Canadian Natural Resources Ltd.	364	05/16/25	CAD	44.00	CAD	1,612	(46,289)
Cheniere Energy, Inc.	60	05/16/25	USD	250.00	USD	1,388	(26,100)
Exxon Mobil Corp.	679	05/16/25	USD	115.00	USD	8,075	(437,955)
Permian Resources Corp.	649	05/16/25	USD	15.00	USD	899	(22,715)
Shell PLC, ADR	300	05/16/25	USD	72.50	USD	2,198	(79,500)
Suncor Energy, Inc.	231	05/16/25	CAD	58.00	CAD	1,287	(14,367)
Targa Resources Corp.	121	05/16/25	USD	210.00	USD	2,426	(72,600)
TechnipFMC PLC	335	05/16/25	USD	30.00	USD	1,062	(93,800)
							$ (3,953,761)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC	Bank of America N.A.	462,000	04/03/25	GBP	4.76	GBP	2,007	$ (12)
Pembina Pipeline Corp.	Citibank N.A.	37,100	04/08/25	CAD	53.49	CAD	2,135	(107,543)
BP PLC	Bank of America N.A.	463,200	04/15/25	GBP	4.64	GBP	2,012	(10,010)
Pembina Pipeline Corp.	Citibank N.A.	37,100	04/23/25	CAD	53.49	CAD	2,135	(116,627)
Tenaris SA	Morgan Stanley & Co. International PLC	54,700	04/25/25	EUR	17.74	EUR	990	(43,275)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
TotalEnergies SE	Morgan Stanley & Co. International PLC	16,300	04/25/25	EUR	57.66	EUR	971	$ (47,984)
Cheniere Energy, Inc.	Morgan Stanley & Co. International PLC	5,300	04/28/25	USD	232.00	USD	1,226	(49,526)
Gaztransport Et Technigaz SA	Barclays Bank PLC	7,300	04/29/25	EUR	146.78	EUR	—	(18,516)
Permian Resources Corp.	Morgan Stanley & Co. International PLC	65,700	05/02/25	USD	14.87	USD	910	(17,767)
TotalEnergies SE	Goldman Sachs International	46,400	05/06/25	EUR	57.93	EUR	2,765	(137,049)
TotalEnergies SE	Bank of America N.A.	12,900	05/08/25	EUR	60.54	EUR	769	(17,703)
								$ (566,012)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ 13,559,352	$ 3,242,676	$ —	$ 16,802,028
Oil, Gas & Consumable Fuels	314,748,494	33,113,570	104	347,862,168
Short-Term Securities
Money Market Funds	11,743,992	—	—	11,743,992
	$340,051,838	$36,356,246	$104	$376,408,188
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (3,938,320)	$ (581,453)	$ —	$ (4,519,773)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company